16. PRO FORMA BALANCE SHEET (Tables)	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Pro Forma financial information
	Aethlon Medical, Inc. Consolidated			Pro Forma Consolidated
	Balance Sheet	Pro Forma Adjustments		Balance Sheet
	March 31, 2015	Amount	Reference	March 31, 2015

ASSETS

CURRENT ASSETS
Cash	$855,596	$5,591,988	(1)	$6,447,584
Accounts receivable	193,341	–		193,341
Deferred financing costs	82,324	–		82,324
Prepaid expenses	73,135	–		73,135

TOTAL CURRENT ASSETS	1,204,396	5,591,988	(1)	6,796,384

NON-CURRENT ASSETS
Property and equipment, net	56,091	–		56,091
Patents, net	103,325	–		103,325
Deposits	16,776	–		16,776

TOTAL NONCURRENT ASSETS	176,192	–		176,192

TOTAL ASSETS	$1,380,588	$5,591,988	(1)	$6,972,576

LIABILITIES AND DEFICIT

CURRENT LIABILITIES
Accounts payable	$342,133	$–		$342,133
Due to related parties	146,112			146,112
Other current liabilities	85,731	–		85,731

TOTAL CURRENT LIABILITIES	573,976	–		573,976

NONCURRENT LIABILITIES
Convertible notes payable, non-current portion	155,229	–		155,229
TOTAL NONCURRENT LIABILITIES	155,229	–		155,229

TOTAL LIABILITIES	729,205	–		729,205

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS' EQUITY

Common stock	6,657	952	(2)	7,609
Additional paid in capital	82,238,507	5,591,036	(3)	87,829,543
Accumulated deficit	(81,629,714)	–	-	(81,629,714)

TOTAL AETHLON MEDICAL, INC. STOCKHOLDERS' EQUITY	615,450	5,591,988	(2) (3)	6,207,438

Noncontrolling interests	35,933	–		35,933

TOTAL EQUITY	651,383	5,591,988	(2) (3)	6,243,371

TOTAL LIABILITIES AND EQUITY	$1,380,588	$5,591,988	(2) (3)	$6,972,576